Share based compensation - Options Narrative (Details) € / shares in Units, € in Thousands			1 Months Ended	12 Months Ended
	Apr. 12, 2019 EUR (€)	Apr. 11, 2019	Feb. 28, 2019 EUR (€) € / shares	Dec. 31, 2019 EUR (€) item € / shares shares	Dec. 31, 2018 EUR (€) € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of award types				2
Number of vesting groups				2
Number of vesting conditions				4
Vesting period				4 years
Par value per share | € / shares			€ 1.00	€ 1	€ 1
Probability, prior to IPO (as a percent)		50.00%
Exercise price, share options granted | € / shares				€ 1
Options waiting period				4 years
Maximum term				7 years
Minimum growth to exercise options (as a percent)				10.00%
Number of tranches				1
Termination forfeiture period				4 years
Number of beneficiaries subject to vesting exception				1
Number of tranches with vesting exception				2
Total share-based payment expense recognized | €				€ 37,267	€ 17,409
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				4 years
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share capital increase | €			€ 100,000
Option forfeiture period				6 months
Termination forfeiture period	4 years
Vest in full after a cliff period | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				9 months
Vest in full after a cliff period | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				18 months
Vest in full one year after an Exit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				1 year
Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of beneficiaries with alternative grant date				1
Number of shares per option | shares				1
Total share-based payment expense recognized | €	€ 11,200
Options | Vest in full one year after an Exit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment expense recognized | €	€ 4,400